Computer hardware prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Non-current assets [abstract]
Mining hardware prepayments	$ 22,264	$ 68
High-performance computing hardware prepayments	8,291	0
Total computer hardware prepayments	$ 30,555	$ 68